SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 6,726	$ 3,423	$ 2,220
Cost of revenues of products [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	214	185	147
Cost of revenues of services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	304	222	146
Research and development, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	674	654	427
Selling and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	611	417	456
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 4,923	$ 1,945	$ 1,044